Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of reconciliation of property, plant and equipment

€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2021
Opening net book value	10,651	12,041	726	257	11,105	34,779
Additions	664	14,360	912	16	79,897	95,848
Depreciation charge	(1,160)	(6,129)	(333)	(59)	—	(7,681)
Impairment charge	—	—	—	—	—	—
Disposals	—	(19)	(2)	(21)	(4)	(46)
Exchange rate differences	129	813	32	9	1,662	2,645
CLOSING NET BOOK VALUE	10,284	21,066	1,335	202	92,659	125,545
AS AT DECEMBER 31, 2021
Cost	25,554	44,127	3,204	1,454	92,659	166,999
Accumulated depreciation and impairment	(15,269)	(23,062)	(1,870)	(1,252)	—	(41,453)
CLOSING NET BOOK VALUE	10,284	21,066	1,335	202	92,659	125,545

€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2022
Opening net book value	10,284	21,066	1,335	202	92,659	125,545
Reclassification	45,082	16,576	—	—	(61,658)	—
Additions	30,902	24,484	281	552	(29,043)	27,176
Depreciation charge	(3,091)	(10,424)	(432)	(64)	—	(14,012)
Impairment charge	(4,453)	(14,618)	—	—	—	(19,071)
Disposals	—	(43)	(2)	—	—	(45)
Exchange rate differences	(4,230)	(2,497)	(42)	(14)	(375)	(7,158)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435
AS AT DECEMBER 31, 2022
Cost	96,528	76,315	3,245	1,912	1,583	179,583
Accumulated depreciation and impairment	(22,035)	(41,770)	(2,105)	(1,238)	—	(67,148)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435